Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Assets:
Cash and deposits with financial institutions	[1],[2]	$ 58,329	$ 58,631	$ 90,312
Trading assets	[2]	133,999	132,280	117,868
Securities purchased under resale agreements and securities borrowed	[2]	193,796	192,858	199,325
Derivative financial instruments	[2]	39,987	44,856	51,340
Customers' liability under acceptances	[2]	3,282	9,117	18,628
Liabilities:
Deposits	[2],[3]	949,201	942,028	952,333
Financial instruments designated at fair value through profit or loss	[2]	37,754	32,987	26,779
Acceptances	[2]	3,330	9,205	18,718
Obligations related to securities sold short	[2]	32,672	37,780	36,403
Derivative financial instruments	[2]	47,364	52,861	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	178,595	173,602	160,007
Subordinated debentures	[2]	7,716	8,129	9,693
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	[2]	58,329	58,631	90,312
Trading assets	[2]	133,999	132,280	117,868
Securities purchased under resale agreements and securities borrowed	[2]	193,796	192,858	199,325
Derivative financial instruments	[2]	39,987	44,856	51,340
Investment securities – FVOCI and FVTPL	[2]	120,660	112,739	86,253
Investment securities – amortized cost	[2]	31,116	32,045	31,984
Loans	[2]	759,211	753,526	750,911
Customers' liability under acceptances	[2]	3,282	9,117	18,628
Other financial assets	[2]	23,725	24,644	26,614
Liabilities:
Deposits	[2]	949,201	942,028	952,333
Financial instruments designated at fair value through profit or loss	[2]	37,754	32,987	26,779
Acceptances	[2]	3,330	9,205	18,718
Obligations related to securities sold short	[2]	32,672	37,780	36,403
Derivative financial instruments	[2]	47,364	52,861	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	178,595	173,602	160,007
Subordinated debentures	[2]	7,716	8,129	9,693
Other financial liabilities	[2]	46,559	45,634	51,302
At fair value [member]
Assets:
Cash and deposits with financial institutions	[2]	58,329	58,631	90,312
Trading assets	[2]	133,999	132,280	117,868
Securities purchased under resale agreements and securities borrowed	[2]	193,796	192,858	199,325
Derivative financial instruments	[2]	39,987	44,856	51,340
Investment securities – FVOCI and FVTPL	[2]	120,660	112,739	86,253
Investment securities – amortized cost	[2]	30,046	30,452	29,816
Loans	[2]	753,762	743,991	736,366
Customers' liability under acceptances	[2]	3,282	9,117	18,628
Other financial assets	[2]	23,725	24,644	26,614
Liabilities:
Deposits	[2]	945,074	935,374	942,112
Financial instruments designated at fair value through profit or loss	[2]	37,754	32,987	26,779
Acceptances	[2]	3,330	9,205	18,718
Obligations related to securities sold short	[2]	32,672	37,780	36,403
Derivative financial instruments	[2]	47,364	52,861	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	178,595	173,602	160,007
Subordinated debentures	[2]	7,657	8,017	9,358
Other financial liabilities	[2]	$ 45,910	$ 44,623	$ 49,363

[1]	Net of allowances of $3 (April 30, 2024 – $3; October 31, 2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).